Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Breakdown for Lease Liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2022	2021
At January 1,	438,052	407,687
Interest expense	9,882	9,351
Repayment of lease liabilities (including interest expense)	(124,321)	(109,962)
IFRS 16 lease amendment: lease renegotiation	(7,194)	(12,416)
Additions due to new leases and store renewals	140,875	150,648
Decrease of lease liabilities due to store closures	(21,726)	(16,485)
Disposition	—	(11,508)
Translation differences	7,939	20,737
At December 31,	443,507	438,052
Of which:
Non-current	332,050	331,409
Current	111,457	106,643

Summary of Lease Liabilities by Maturity Date
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2022	443,507	111,457	91,081	62,502	46,528	131,939
2021	438,052	106,643	92,344	65,610	38,898	134,557